Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Feb. 21, 2021	Mar. 29, 2021
Subsequent Events (Details) [Line Items]
Merger agreement. description	(ii) as a result of the Merger, among other things, all outstanding shares of common stock of Xos (after giving effect to the Company Recapitalization (as defined in the Merger Agreement)) will be cancelled in exchange for the right to receive, in the aggregate, a number of shares of the Company’s Common Stock (as defined below) equal to the quotient obtained by dividing (x) $1,276,261,160.00 by (y) $10.00; and
PIPE Investors [Member]
Subsequent Events (Details) [Line Items]
Shares subscribed (in Shares)	22,000,000
Aggregate purchase price for shares	$ 220,000,000
Additional shares (in Shares)	2,000,000
Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 1,000,000
Promissory note outstanding		$ 0